Commitments and Contingencies (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 10, 2023	Mar. 29, 2023	Mar. 28, 2023	Aug. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Underwriter waived			$ 5,400,000
Deferred underwriter commissions payable			8,400,000
Forgiveness of underwriting fee payable			273,110
Remainder underwriter fee			3,000,000
Deferred underwriting fee payable					$ 6,600,000	$ 6,600,000	$ 12,000,000
Reimbursement of expenses	$ 300,000
Avila payment, description					1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.	1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Sponsor fund fees					$ 200,000	$ 600,000
Sponsor loaned					$ 200,000	$ 325,000
issuance share (in Shares)					1	1
Outstanding Capital (in Shares)					10	10
Reasonable attorney’s fees				$ 5,000
Class A Redeemable Shares [Member]
Commitments and Contingencies [Line Items]
Underwriter fee allocated			$ 5,126,890
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Sponsor share par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Sponsor value					$ 510	$ 510
Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Sponsor share par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Sponsor value					$ 90	$ 90	$ 600
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
(in Dollars per share)					$ 0.5	$ 0.5
Underwriters for deferred underwriting commissions					$ 12,000,000
Deferred underwriting commissions					2,500,000	$ 2,500,000
Deferred underwriting commission aggregate value					$ 14,500,000	14,500,000
Deferred underwriting fee payable						$ 12,000,000
IPO [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Share Purchase Agreement (in Shares)					2,376,000	2,376,000
IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount, per unit (in Dollars per share)					$ 0.2	$ 0.2
Underwriting discount					$ 4,800,000
Underwriter cash discount						$ 4,800,000
IPO [Member] | Forward Share Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Share Purchase Agreement (in Shares)		2,376,000
Forward Share Purchase Agreement (in Shares)		2,500,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over-allotment option was fully exercised (in Dollars per share)					$ 0.7
Over-allotment per unit (in Dollars per share)						$ 0.7
Sponsor [Member]
Commitments and Contingencies [Line Items]
Sponsor fees				$ 1,000,000
Sponsor [Member] | Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Sponsor share par value (in Dollars per share)					$ 0.1	$ 0.1
Sponsor [Member] | Class B Common Stock [Member]
Commitments and Contingencies [Line Items]
Sponsor value					$ 1	$ 1